SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENT
SUBSEQUENT EVENT
21.	SUBSEQUENT EVENT

In December 2024, the Company entered into an agreement with a third party, which is also the Company’s customer, to dispose the long-lived assets in one of the Company’s data center. A disposal gain of RMB87,688 was recognized upon the disposal.